Earnings Per Share (Details) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Diluted [Line Items]
Weighted average shares used for basic EPS	27,438	30,776	27,465	30,682
Dilutive effect of stock options and other stock-based awards	362	635	428	669
Dilutive effect of convertible debt	737	1,779	844	1,557
Weighted average shares used for diluted EPS	28,537	33,190	28,737	32,908
Stock Options and Other Stock-based Awards [Member]
Earnings Per Share Diluted [Line Items]
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	64	115	77	156